Stock-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense		$ 29,324
Incremental expense		4,100
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 4,200
Nonvested award, period for recognition		2 years 1 month 6 days
Share-based compensation expense		$ 20,900
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 60,500
Nonvested award, period for recognition		3 years 3 months 18 days
Share-based compensation expense		$ 8,000
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 15,200
Nonvested award, period for recognition		2 years
Stock-based compensation expense		$ 400
PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award		0.00%
PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award		200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		19,209,986
Period of automatic increase of shares		10 years
Percent of increase in shares from capital stock outstanding		5.00%
Number of shares available for future issuance (in shares)		10,373,779